Accounts Receivable, Net (Details) - Schedule of Movement of Allowance of Doubtful Accounts - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Movement of Allowance of Doubtful Accounts [Abstract]
Balance at beginning of the year	$ 8,047,527	$ 5,744,387	$ 1,808,889
Current year addition	196,717	2,887,754	3,890,827
Write-off			(43,401)
Reversed	(74,564)
Foreign currency translation adjustments	(153,358)	(584,614)	88,072
Balance at end of the year	$ 8,016,322	$ 8,047,527	$ 5,744,387